Exhibit 99.1

Cottonwood CLO LLC

Report to: Cottonwood CLO LLC

7 October 2019

Ernst & Young LLP	Tel: +1 212 773 3000
5 Times Square	Fax: +1 212 773 6350
New York, NY 10036-6530	ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Cottonwood CLO LLC

c/o Puglisi & Associates

850 Library Avenue, Suite 204

Newark, New Castle County

Delaware 19711

Re:    Cottonwood CLO LLC

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressee of this report and Security Benefit Life Insurance Company (“SBLIC” and together, the “Specified Parties”), solely to assist Cottonwood CLO LLC (the “Issuer”) in evaluating the accuracy of certain information with respect to the Issuer’s portfolio of senior secured loans and second lien loans (the “Collateral Obligations”) on electronic data files and related decodes prepared by Cortland Capital Market Services LLC (the “Servicer”) pursuant to a first supplemental indenture to be entered into between the Issuer and U.S. Bank National Association (the “Trustee”), a draft copy of which we received from SBLIC dated 3 October 2019 (the “Draft First Supplemental Indenture”) and a final copy of which to be dated as of the Issuer’s planned refinancing date of 18 October 2019 (the “Refinancing Date”) that will amend and restate the Issuer’s original indenture dated 29 November 2017 (the “Closing Date”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Draft First Supplemental Indenture.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Servicer, on behalf of the Issuer, provided us with the following information:

a.

Electronic data files and related decodes that contain information on the Collateral Obligations as of 4 October 2019 (the “Pricing Cut-off Date”), certain information of which we printed and attached as Exhibit 1 to Attachment A,

b.	A copy of the Draft First Supplemental Indenture,

c.	Copies of certain Collateral Obligations’ preliminary or final credit agreements and amendments or supplements thereto (each, a “Credit Agreement”) and

d.	Copies of certain Collateral Obligations’ rate set notices (each, a “Rate Set Notice”).

For the purpose of the procedures described in this report, SBLIC, on behalf of the Issuer, provided us with instructions, assumptions and methodologies (the “Assumptions”), which are shown on the attached Exhibit 2 to Attachment A.

The information provided by the Servicer and SBLIC, each on behalf of the Issuer, are collectively referred to herein as the “Source Documents”.

A member firm of Ernst & Young Global Limited

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. We performed no procedures on any other information on the Pricing Date Data Files (as defined on Attachment A). The Issuer is responsible for the information contained in the Pricing Date Data Files (as defined on Attachment A), Source Documents, Exhibit 1 to Attachment A and Exhibit 2 to Attachment A and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Pricing Date Data Files (as defined on Attachment A). We have not verified and we make no representations as to the accuracy, completeness or reasonableness of the Source Documents, or any other information obtained or provided to us. We make no representations and express no opinion as to: (a) the existence of the Collateral Obligations, (b) questions of legal or tax interpretation, (c) the sufficiency of the requirements of the Draft First Supplemental Indenture, (d) the accuracy, completeness or reasonableness of the assumptions and methodologies set forth in the Draft First Supplemental Indenture, (e) the accuracy, completeness or reasonableness of the information provided to us by the Servicer, on behalf of the Issuer, (f) the accuracy, completeness or reasonableness of the information provided to us by SBLIC, on behalf of the Issuer, (g) the accuracy of the information obtained from third party data, news and analytics vendors (the “Data Vendors”), (h) the accuracy of the information obtained from Standard & Poor’s Rating Services or their website (“S&P”), (i) the accuracy of the information obtained from Moody’s Investors Service or their website (“Moody’s”) or (j) the accuracy of the information obtained from Fitch Rating Services or their website (“Fitch”). This report does not constitute a legal determination as to the Issuer’s compliance with the Draft First Supplemental Indenture’s specified requirements. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or

b.	Making any findings with respect to:

i.	Whether the origination of the Collateral Obligations conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Collateral Obligations,

iii.	Whether the originator of the Collateral Obligations complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Collateral Obligations that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

A member firm of Ernst & Young Global Limited

This report is intended solely for the use of the Specified Parties and is not intended to be, and should not be, used by anyone other than these Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and credit rating agencies, who are not identified in this report as Specified Parties.

/s/ Ernst & Young LLP

7 October 2019

A member firm of Ernst & Young Global Limited

Attachment A Page 1 of 3

Background

For the purpose of the procedures described in this Attachment A, the Draft First Supplemental Indenture relates to the redemption of the Issuer’s outstanding Class A-1 Notes, Class A-2 Notes, Class B Notes, Class C Notes, Class D Notes, Class E Notes and Class F Notes issued on the Closing Date, the issuance on the Refinancing Date of additional Subordinated Notes (together with the original Subordinated Notes, the “Subordinated Notes”) and the issuance on the Refinancing Date of the Class A-R Senior Secured Floating Rate Notes (the “Class A Notes”), Class B-R Senior Secured Floating Rate Notes (the “Class B Notes”), Class C-R Secured Deferrable Floating Rate Notes (the “Class C Notes”), Class D-R Secured Deferrable Floating Rate Notes (the “Class D Notes”), Class E-R Secured Deferrable Floating Rate Notes (the “Class E Notes”) and Class F-R Secured Deferrable Floating Rate Notes (the “Class F Notes” and, collectively with the Class A Notes, the Class B Notes, the Class C Notes, the Class D Notes and the Class E Notes, the “Secured Notes” and, together with the Subordinated Notes, the “Notes”).

SBLIC, on behalf of the Issuer, indicated that the Collateral Obligations on the Pricing Date Data Files (as defined herein) represent the Collateral Obligations that the Issuer is expected to own or acquire by the Refinancing Date. Furthermore, SBLIC, on behalf of the Issuer, indicated that the Collateral Obligations ultimately owned or acquired on the Refinancing Date may not include all the Collateral Obligations listed on the Pricing Date Data Files (as defined herein) and may include other Collateral Obligations acquired after the Pricing Cut-off Date (as defined herein). The procedures we performed were limited to comparing certain information on the Collateral Obligations on the Pricing Date Data Files (as defined herein).

Attachment A

Procedures we performed and our associated findings

The procedures we performed and our associated findings were as follows:

1.

We obtained from the Servicer, on behalf of the Issuer, electronic data files and related decodes containing information on the Collateral Obligations as of the Pricing Cut-off Date. We compared the Characteristics and Derived Characteristics indicated below, as shown on these electronic data files, to the corresponding information on the Source Documents, Data Sources (as defined herein) and Additional Data Sources (as defined herein) as indicated below and the Servicer adjusted the information on these electronic data files to correct for differences we noted in performing the procedures described below, subject to any qualifications and exceptions stated in the Assumptions on Exhibit 2 to Attachment A. The electronic data files, as so adjusted, are herein referred to as the “Pricing Date Data Files.”

2.

For each Collateral Obligation listed on Exhibit 1 to Attachment A, we compared the following characteristics (the “Characteristics”), as shown on Exhibit 1 to Attachment A and indicated by the letter A, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using certain Assumptions on Exhibit 2 to Attachment A and the following data sources (each, a “Data Source”), as applicable: (a) Data Vendors (b) Credit Agreements, (c) Rate Set Notices and (d) Moody’s. Where more than one Data Source is listed for a Characteristic, the Issuer instructed us to note agreement if the value on the Pricing Date Data Files for the Characteristic agreed with the corresponding information on at least one of the Data Sources that are listed for such Characteristic. We performed no procedures to reconcile any differences that may exist between various Data Sources for any of the Characteristics.

Characteristics	Data Sources
Issuer (labeled as “Issuer”)	Data Vendors, Moody’s, Credit Agreements

Coupon/Spread
(labeled as “Spread” for the funded portion of Floating Rate Obligations and fixed rate Collateral Obligations and “Unfunded Coupon” for the unfunded portion of Collateral Obligations, as applicable)

Data Vendors, Credit Agreements, Rate Set Notices

Stated Maturity (labeled as “Maturity”)	Data Vendors, Credit Agreements

All Characteristics were in agreement. In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation or punctuation or differences that are within (i) +/- 0.01% or less or (ii) +/- 30 days or less.

Attachment A

3.

For each Collateral Obligation listed on Exhibit 1 to Attachment A, we compared the following characteristics (the “Derived Characteristics”), as shown on Exhibit 1 to Attachment A and indicated by the letter B, with the corresponding information we obtained or derived on or after the Pricing Cut-off Date using the Draft First Supplemental Indenture, certain Assumptions on Exhibit 2 to Attachment A, information on the Pricing Date Data Files and the following data sources (each, an “Additional Data Source”), as applicable: (a) Data Vendors, (b) Moody’s, (c) S&P and (d) Fitch. Where more than one Additional Data Source is listed for a Derived Characteristic, the Issuer instructed us to note agreement if the value on the Pricing Date Data File for the Derived Characteristic agreed with the corresponding information on at least one of the Additional Data Sources that are listed for such Derived Characteristic. We performed no procedures to reconcile any differences that may exist between various Additional Data Sources for any of the Derived Characteristics.

Derived Characteristics	Additional Data Sources
Moody’s Default Probability Rating (labeled as “Moodys Issuer”)	Moody’s, Data Vendors

S&P Rating (labeled as “S&P Issuer”)	S&P, Data Vendors

Fitch Rating (labeled as “Fitch Issuer Derived”)	Fitch, Data Vendors, Moody’s, S&P

Morningstar Rating (labeled as “Notched Morningstar Rating”)	Moody’s, S&P, Fitch

All Derived Characteristics were in agreement.

We performed no other procedures on any other information on Exhibit 1 to Attachment A or the Pricing Date Data Files.

Exhibit 1 to Attachment A

Certain information from the Pricing Date Data Files

(refer to Items 1., 2. and 3.)

Issuer Tranche Moodys Issuer S&P Issuer Fitch Issuer Derived Notched Morningstar Rating Maturity Fixed/ Float Funded Unfunded Amount Spread Unfunded Coupon HOLLEY PURCHASER INC A 1L TL B3 B B- B B- B B- B 10/27/2025 A Floating 11,190,009.40 0.00 5.00% A 0.00% Whatabrands 1L TL B1 B B B 8/3/2026 Floating 5,000,000.00 0.00 3.25% 0.00% A. STUCKI INTERMEDIATE HOLDINGS, LLC 2L TL NR NR NR B- 3/5/2024 Floating 4,988,860.94 0.00 8.00% 0.00% HOLLEY PURCHASER, INC. 2L TL B3 B- B- B- B 10/26/2026 Floating 35,000,000.00 0.00 8.50% 0.00% MARANON CAPITAL, L.P. Revolver NR NR NR B 7/2/2029 Fixed 8,000,000.00 0.00 8.00% 0.00% ONE SKY FLIGHT, LLC TL A NR NR NR CCC+ 12/23/2022 Floating 18,606,271.76 0.00 7.50% 0.00% ONE SKY FLIGHT, LLC TL A NR NR NR CCC+ 12/23/2022 Floating 29,583,642.27 0.00 7.50% 0.00% SE2, LLC TL NR NR NR BB- 4/18/2025 Fixed 20,100,000.00 0.00 6.50% 0.00% DATIX BIDCO LIMITED TLB1 NR NR NR B+ 4/19/2025 Floating 24,827,127.98 0.00 4.50% 0.00% SOVOS COMPLIANCE LLC 1L TL NR NR NR B+ 4/29/2024 Floating 19,223,300.97 0.00 4.75% 0.00% SOVOS COMPLIANCE LLC TL NR NR NR B+ 4/29/2024 Floating 776,699.03 0.00 4.75% 0.00% EXETER PROPERTY GROUP LLC 1L TL NR NR NR BB- 8/28/2024 Floating 12,897,190.00 0.00 4.50% 0.00% REDDY ICE LLC 1L TL NR NR NR B 7/1/2025 Floating 19,500,000.00 0.00 5.50% 0.00% REDDY ICE LLC DD TL NR NR NR B 7/1/2025 Floating 0.00 2,500,000.00 5.50% 0.75% A Film Expo Group LLC TL NR NR NR B 9/14/2020 Fixed 8,000,000.00 0.00 7.00% A 0.00% Riverbed Technology, Inc. TL B3 CCC+ CCC+ CCC+ B 4/25/2022 Floating 9,885,920.54 0.00 3.25% 0.00% Ministry Brands, LLC TL NR NR NR B+ 12/2/2022 Floating 5,238,852.60 0.00 4.00% 0.00% Ministry Brands, LLC TL NR NR NR B+ 12/2/2022 Floating 1,441,386.74 0.00 4.00% 0.00% Ministry Brands, LLC TL NR NR NR B+ 12/2/2022 Floating 1,041,162.15 0.00 4.00% 0.00% Univision Communications Inc. TL B2 B B B B 3/15/2024 Floating 9,594,471.37 0.00 2.75% 0.00% CenturyLink, Inc. TLB Ba3 BB BB BB 1/31/2025 Floating 9,825,000.00 0.00 2.75% 0.00% Caesars Entertainment Corporation TL B1 B B B 10/4/2024 Floating 8,158,333.33 0.00 2.00% 0.00% Altice France S.A TLB B3 B B- B- 7/31/2025 Floating 9,824,120.59 0.00 2.75% 0.00% Project Alpha Intermediate Holding, Inc. TLB B3 B B- B- 4/26/2024 Floating 9,799,498.72 0.00 3.50% 0.00% Ministry Brands, LLC TL NR NR NR B+ 12/2/2022 Floating 3,521,578.77 0.00 4.00% 0.00% Ministry Brands, LLC TL NR NR NR B+ 12/2/2022 Floating 1,813,885.57 0.00 4.00% 0.00% U.S. Anesthesia Partners, Inc. TL B2 B B B B 6/24/2024 Floating 9,799,496.13 0.00 3.00% 0.00% Cogeco Communications Inc TL B1 BB- BB+ BB- 1/3/2025 Floating 9,875,000.00 0.00 2.25% 0.00% Alphabet Holding Company, Inc. TL Caa1 B- CCC+ CCC+ 9/26/2024 Floating 9,800,000.00 0.00 3.50% 0.00% ClubCorp Holdings, Inc. TLB B3 B- B- B- 9/18/2024 Floating 9,792,680.85 0.00 2.75% 0.00% U.S.I., Inc. TL B3 B B- B- 5/16/2024 Floating 9,800,000.00 0.00 3.00% 0.00% Air Medical Group Holdings, Inc. TLB B2 B B B 4/28/2022 Floating 9,799,872.12 0.00 3.25% 0.00% Red Ventures, LLC TLB B1 BB- B+ B+ 11/8/2024 Floating 8,093,250.00 0.00 3.00% 0.00% Micro Holding Corp. TL B3 B B- B- 9/13/2024 Floating 9,800,000.01 0.00 3.75% 0.00% A24 Films LLC 2nd Lien NR NR NR B- 5/13/2022 Floating 40,863,476.76 0.00 6.00% 0.00% CLIO Awards, LLC TL NR NR NR B 6/14/2022 Fixed 25,000,000.00 0.00 6.50% 0.00% DM Service Corp. TL NR NR NR B 7/3/2024 Fixed 14,179,407.22 0.00 7.25% 0.00%

Exhibit 2 to Attachment A Assumptions (refer to Items 1., 2. and 3.) 1. For the purpose of comparing the “Issuer” Characteristic, SBLIC, on behalf of the Issuer, instructed us to use either the obligor, the parent company of the obligor or a co-borrower with the obligor. 2. For the purpose of deriving the “S&P Rating” Derived Characteristic, SBLIC, on behalf of the Issuer, indicated that if the issuer credit rating is not available, the issuer credit rating of a parent is to be used instead. 3. SBLIC, on behalf of the Issuer, indicated that the following Collateral Obligations, as identified on the Pricing Date Data Files, have the corresponding rating for the “Morningstar Rating” Derived Characteristic: Issuer Tranche Morningstar Rating A. STUCKI INTERMEDIATE HOLDINGS, LLC 2L TL B- MARANON CAPITAL, L.P. Revolver B ONE SKY FLIGHT, LLC TL A CCC+ SE2, LLC TL BB- DATIX BIDCO LIMITED TLB1 B+ SOVOS COMPLIANCE LLC 1L TL B+ SOVOS COMPLIANCE LLC TL B+ EXETER PROPERTY GROUP LLC 1L TL BB- REDDY ICE LLC 1L TL B REDDY ICE LLC DD TL B Film Expo Group LLC TL B Ministry Brands, LLC TL B+ A24 Films LLC 2nd Lien B- CLIO Awards, LLC TL B DM Service Corp. TL B